Summary of Significant Accounting Policies - Vessels and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Vessels and Equipment
Drydocking interval until a vessel is 15 years old	60 months
Age of vessels to switch from 60 to 30 month drydocking interval	15 years
Drydocking interval after a vessel is 15 years old	30 months
Hull [Member]
Vessels and Equipment
Asset's estimated useful life	25 years
Anchor-Handling, Loading and Unloading Equipment [Member]
Vessels and Equipment
Asset's estimated useful life	25 years
Main/Auxiliary Engine [Member]
Vessels and Equipment
Asset's estimated useful life	25 years
Thruster, Dynamic Positioning Systems, Cranes and Other Equipment [Member]
Vessels and Equipment
Asset's estimated useful life	25 years
Drydock Costs [Member] | Minimum
Vessels and Equipment
Asset's estimated useful life	2 years 6 months
Drydock Costs [Member] | Maximum
Vessels and Equipment
Asset's estimated useful life	5 years